Convertible Preferred Stock - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2013
Class of Stock [Line Items]
Liquidation preference, description	In the event of any liquidation, dissolution or winding up of the corporation, merger, acquisition in which our capital stock outstanding immediately prior to the transaction represented less than 50% of the outstanding shares of the surviving entity, a transaction or a series of
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.1374
Preferred Stock, Liquidation Preference Per Share	$ 2.29
Convertible preferred stock terms of conversion	All shares of preferred stock were automatically converted into shares of Class B common stock upon the closing of our IPO on a 1:1 basis.
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.0282
Preferred Stock, Liquidation Preference Per Share	$ 0.47